First Trust California Municipal High Income ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
First Trust California Municipal High Income ETF | First Trust California Municipal High Income ETF
Prospectus [Line Items]
Annual Return [Percent]	2.07%	5.88%	(9.40%)	3.30%	3.60%	9.68%	1.10%